PP&E (Tables)	12 Months Ended
Dec. 31, 2024
PP&E
Schedule of PP&E

	As of December 31,
	2024	2023
PP&E	4,376,511	5,000,524
Allowance for obsolescence and impairment of materials	(32,261)	(47,892)
Impairment allowance of PP&E	(13,742)	(5,399)
	4,330,508	4,947,233

Schedule of nature and movements of property, plant and equipment

Details on the nature and movements of PP&E as of December 31, 2024 and 2023 are as follows:

	Gross						Gross
	value as						value as
	of	Incorporation		Currency			of
	December 31,	by acquisition		translation	Transfers and		December 31,
	2023	(Note 28)	CAPEX	adjustments	reclassifications	Decreases	2024
Real estate	984,147	629	48	(8,031)	(302)	(536)	975,955
Switching equipment	395,691	3,555	1,071	(27,004)	496,609	(36)	869,886
Fixed network and transportation	4,705,613	65,308	155,370	(61,090)	(204,564)	(187,420)	4,473,217
Mobile network access	1,096,422	—	29,869	(62,680)	90,134	(43)	1,153,702
Tower and pole	264,080	—	—	(9,638)	4,498	—	258,940
Power equipment and Installations	426,097	—	8,687	(24,012)	27,119	—	437,891
Computer equipment	1,786,113	1,559	97,913	(26,391)	23,383	—	1,882,577
Goods lent to customers at no cost	314,347	8,586	7,784	(10,705)	55,490	(130,372)	245,130
Vehicles	152,158	848	889	(1,690)	(1,320)	(7,159)	143,726
Machinery, diverse equipment and tools	187,795	616	1,017	(2,826)	3,353	—	189,955
Other	75,776	481	3,841	(1,823)	755	(13)	79,017
Construction in progress	347,259	703	101,639	(14,670)	(274,838)	(807)	159,286
Materials	467,427	1,647	116,812	(16,779)	(214,768)	717	355,056
Total	11,202,925	83,932	524,940	(267,339)	(*) 5,549	(325,669)	11,224,338

(*) Includes $(4,019) million reclassified to Assets classified as held for sale (see Note 3.j), and $9,568 reclassified to impairment allowance of PP&E related to construction in progress.

	Accumulated							Accumulated
	depreciation							depreciation	Net carrying
	as of	Incorporation		Currency				as of	value as of
	December 31,	by acquisition		translation				December 31,	December 31,
	2023	(Note 28)	Depreciation	adjustments	Reclassifications		Decreases	2024	2024
Real estate	(230,858)	(97)	(37,092)	4,241		1,821	257	(261,728)	714,227
Switching equipment	(288,567)	(2,333)	(50,685)	10,622		(363,712)	36	(694,639)	175,247
Fixed network and transportation	(2,768,692)	(57,803)	(426,047)	39,030		363,712	187,420	(2,662,380)	1,810,837
Mobile network access	(750,261)	—	(99,612)	9,657		605	43	(839,568)	314,134
Tower and pole	(129,083)	—	(16,191)	2,485		(59)	—	(142,848)	116,092
Power equipment and Installations	(242,554)	—	(36,281)	7,098		(48)	—	(271,785)	166,106
Computer equipment	(1,337,963)	(1,431)	(196,771)	15,624		(185)	—	(1,520,726)	361,851
Goods lent to customers at no cost	(127,943)	(7,725)	(117,593)	3,326		—	130,372	(119,563)	125,567
Vehicles	(119,208)	(572)	(4,961)	800		1,008	7,020	(115,913)	27,813
Machinery, diverse equipment and tools	(161,104)	(570)	(5,136)	2,212		(1,280)	—	(165,878)	24,077
Other	(46,168)	(431)	(7,662)	1,449		—	13	(52,799)	26,218
Construction in progress	—	—	—	—		—	—	—	159,286
Materials	—	—	—	—		—	—	—	355,056
Total	(6,202,401)	(70,962)	(998,031)	96,544	(*)	1,862	325,161	(6,847,827)	4,376,511

(*) Reclassified to Assets classified as held for sale (see Note 3.j).

	Gross					Gross
	value as					value as
	of		Currency			of
	December 31,		translation	Transfers and		December 31,
	2022	CAPEX	adjustments	reclassifications	Decreases	2023
Real estate	972,197	978	(574)	12,053	(507)	984,147
Switching equipment	363,423	15,914	(4,168)	20,522	—	395,691
Fixed network and transportation	4,584,941	147,476	25,699	186,212	(238,715)	4,705,613
Mobile network access	968,704	4	19,476	108,353	(115)	1,096,422
Tower and pole	255,051	—	1,943	7,310	(224)	264,080
Power equipment and Installations	391,147	8,118	8,694	18,140	(2)	426,097
Computer equipment	1,636,964	132,050	(14,206)	31,325	(20)	1,786,113
Goods lent to customers at no cost	443,519	29,280	(2,747)	61,000	(216,705)	314,347
Vehicles	147,718	4,449	479	—	(488)	152,158
Machinery, diverse equipment and tools	184,670	2,321	(921)	1,725	—	187,795
Other	68,243	3,317	823	3,393	—	75,776
Construction in progress	399,032	142,953	25,185	(219,582)	(329)	347,259
Materials	555,962	134,277	7,685	(230,451)	(46)	467,427
Total	10,971,571	621,137	67,368	—	(457,151)	11,202,925

	Accumulated				Accumulated
	depreciation				depreciation	Net carrying
	as of		Currency	Decrease	as of	value as of
	December 31,		translation	and	December 31,	December 31,
	2022	Depreciation	adjustments	reclassifications	2023	2023
Real estate	(195,613)	(38,938)	3,336	357	(230,858)	753,289
Switching equipment	(241,476)	(60,854)	13,763	—	(288,567)	107,124
Fixed network and transportation	(2,522,687)	(473,867)	(10,853)	238,715	(2,768,692)	1,936,921
Mobile network access	(635,763)	(127,825)	13,240	87	(750,261)	346,161
Tower and pole	(115,338)	(17,164)	3,251	168	(129,083)	134,997
Power equipment and Installations	(206,930)	(39,076)	3,452	—	(242,554)	183,543
Computer equipment	(1,122,432)	(237,158)	21,607	20	(1,337,963)	448,150
Goods lent to customers at no cost	(180,241)	(170,977)	6,570	216,705	(127,943)	186,404
Vehicles	(113,912)	(5,980)	211	473	(119,208)	32,950
Machinery, diverse equipment and tools	(157,861)	(4,619)	1,376	—	(161,104)	26,691
Other	(36,314)	(9,337)	(517)	—	(46,168)	29,608
Construction in progress	—	—	—	—	—	347,259
Materials	—	—	—	—	—	467,427
Total	(5,528,567)	(1,185,795)	55,436	456,525	(6,202,401)	5,000,524

Schedule of movements in valuation allowance for materials and impairment of materials

	Years ended December 31,
	2024	2023
At the beginning of the year	(47,892)	(61,584)
Uses	15,015	14,094
Currency translation adjustments	616	(402)
At the end of the year	(32,261)	(47,892)

Schedule of movements in the impairment of PP&E

	Years ended December 31,
	2024	2023
At the beginning of the year	(5,399)	(5,231)
(Increases)	—	(168)
Reclasifications	(9,568)	—
Uses	1,225	—
At the end of the year	(13,742)	(5,399)